SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expenses) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	$ 2,073	$ 3,888
Cost of revenues of products [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	216	136
Cost of revenues of services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	186	164
Research and development expenses, net [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	672	356
Selling and marketing expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	556	305
General and administrative expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	$ 443	$ 2,927